Consolidation of subsidiaries	12 Months Ended
Dec. 31, 2021
Consolidation of subsidiaries [Abstract]
Consolidation of subsidiaries

	On December 31, 2021
Company	Assets	Liabilities	Equity	Net income (loss) for the year	Ownership - %	Level

PagSeguro Brazil	23,863,783	15,250,100	8,613,683	1,136,230	99.99	Direct
BS Holding	545,693	7,019	538,674	84,032	99.99	Direct
Pagseg	648,175	5,870	642,305	(51,550)	99.99	Direct
PSHC	36	—	36	—	99.99	Direct
Pagbank	180,053	9,385	170,668	(3,621)	99.99	Indirect
Net+Phone	375,347	103,424	271,923	(35,806)	99.99	Indirect
Boa Compra	456,934	243,905	213,029	14,271	99.99	Indirect
BCPS	2,022	(52)	2,074	258	99.99	Indirect
Biva SEC	1,446,640	1,439,545	7,095	6,728	99.99	Indirect
Biva Serviços	42,901	5,653	37,248	5,965	99.99	Indirect
Biva Corban	21,200	5,446	15,754	12,912	99.99	Indirect
FIDC	4,770,455	816,980	3,953,475	2,294,655	100.00	Indirect
TILIX	13,972	1,573	12,399	5,017	99.99	Indirect
BancoSeguro	10,320,430	9,807,767	512,663	73,489	100.00	Indirect
Yamí	2,087	861	1,226	267	99.99	Indirect
Registra Seguro	5,000	9	4,991	(9)	99.99	Indirect
CDS	10,057	5,583	4,474	(3,157)	99.99	Indirect
Zygo	2,013	4,278	(2,265)	(9,597)	99.99	Indirect
Moip	787,659	596,429	191,230	10,070	100.00	Indirect
Concil	2,390	3,080	(690)	(2,832)	100.00	Indirect
Pagseguro Chile	7	—	7	—	100.00	Indirect
Pagseguro Colombia	28	—	28	—	100.00	Indirect
PSGP México	1	—	1	—	100.00	Indirect
Pagseguro Peru	13	—	13	—	100.00	Indirect

	On December 31, 2020
Company	Assets	Liabilities	Equity	Net income (loss) for the year	Ownership - %	Level

Pagseguro Brazil	20,089,735	11,716,120	8,373,615	1,238,345	99.99	Direct
BS Holding	488,173	—	488,173	54,658	99.99	Direct
Pagseg Participações	2	—	2	—	99.99	Direct
Pagbank Participações	15,001	15,000	1	—	99.99	Indirect
Net+Phone	340,829	33,100	307,729	(82,694)	99.99	Indirect
Boa Compra	431,624	268,731	162,893	29,751	99.99	Indirect
BCPS	2,410	476	1,934	(205)	99.50	Indirect
R2TECH	12,511	1,639	10,872	8,864	99.99	Indirect
BSEC	488,988	488,616	372	431	99.99	Indirect
BIVACO	18,532	660	17,872	(193)	99.99	Indirect
FIDC	3,422,207	327,070	3,095,137	1,903,304	100.00	Indirect
TILIX	8,361	979	7,382	(6,240)	99.99	Indirect
BancoSeguro	5,364,406	4,891,653	472,753	56,120	100.00	Indirect
Yamí	1,453	489	964	834	99.99	Indirect
Registra Seguro	5,000	—	5,000	(50)	99.99	Indirect
CDS	4,724	1,073	3,651	(1,430)	99.99	Indirect
Zygo	2,310	2,078	232	(1,652)	99.99	Indirect
Moip	741,689	560,536	181,153	9,207	100.00	Indirect
Subsidiaries are engaged in providing financial technology solutions and services and the corresponding related activities. PagSeguro Brazil has investments in the following companies:
•Biva Sec: The company’s main objective is to acquire and securitize credit solutions of PagSeguro Group, such as, loans and credit card operation.
•FIDC: FIDC is a Brazilian investment fund that was formed on October 4, 2017 to finance the growth of PagSeguro Brazil's early payment of receivables feature by acquiring payables to third parties held by PagSeguro Brazil, as assignor. PagSeguro Brazil consolidates the financial statements of FIDC, since the risks of default and the responsibility for the payment of expenses and administration fees related to the FIDC are linked to subordinated quotas held by the PagSeguro Brazil.
On March 29, 2018, third party investors contributed capital in the amount of R$20 million in FIDC, acquiring only senior and mezzanine quotas of the FIDC. On November 3, 2020 and November 1, 2021, the third party investors redeemed all of their capital related to the senior quotas and mezzanine quotas. On December 27, 2021 PagSeguro Brazil transferred 15% of their subordinated quotas to PagSeguro Digital. Therefore, as of December 31, 2021, FIDC was composed only of subordinated quotas, which are 100% owned by the PagSeguro Group.
•RegistraSeguro: On October 2, 2019, PagSeguro Brazil constituted the Company by investing R$5,000 in share capital. The company provides financial services and software developments related to financial market.
•MOIP: On October 31, 2020, PagSeguro Brazil acquired 100% of the share capital of MOIP. The company provides an online payment platform and end-to-end payment processing for e-commerce and marketplaces (Note 11).
•Concil: On August 12, 2021, PagSeguro Brazil acquired 100% of the share capital of Concil. The company's corporate purpose is to provide professional data processing services, application service providers, internet hosting services, technical support, maintenance and other services in information technology, licensing, and assignment of the right to use computing (Note 11).
•PagSeg: On July 15, 2020, PagSeguro Group constituted the company, a holding company incorporated under PagSeguro Digital, whose main objective is to acquire participations in other companies, commercial or civil, as partner, shareholder or quota holder, as well as the management of these holdings. PagSeg subsidiaries are:
•Net+Phone: The Company was mainly engaged in acquisition and selling POS devices and similar items and has focus on exploring and providing services of telecommunications in general, as well as the practice of any activities necessary or useful for the execution of these services;
•Boa Compra: Allows its clients to operate in cross-border transactions where the merchant and consumer are located in different countries across Latin America, Spain, Portugal and Turkey.
•BCPS: BCPS’s main activity is to serve as Boa Compra’s hub in Portugal and to handle part of its account management.
•CDS: On August 31, 2020, PagSeguro Brazil acquired 100% of the issued shares of CDS. Management expects that this acquisition will allow PagSeguro to expand product and services offering (note 11).
•R2TECH Informatica Ltda. (“R2TECH”): R2TECH's main activity was in the information technology industry, focused on the processing of back-office solutions, including sales reconciliation, gateway solutions and services and the capture of credit cards with acquirers and sub acquirers. On December 1, 2021, Boa Compra incorporated R2TECH.
•Biva Serviços: whose main objective is the intermediation among investors, financial institutions and credit borrowers via an electronic platform;
•Biva Corban: whose main objective is to structure peer-to-peer financing for small and medium enterprises following the crowdfunding model.
•BIVACO Holdings Ltda ("BIVACO”): BIVACO previous main objective was the intermediation among investors, financial institutions and credit borrowers via an electronic platform. On December 1, 2021, Biva Serviços reversely incorporated BIVACO.
•PagBank: On October 22, 2020, PagSeguro Group constituted the company, a holding company incorporated under PagSeg, whose main objective is to acquire participations in other companies, commercial or civil, as partner, shareholder or quota holder, as well as the management of these holdings. Pagbank subsidiaries are:
•TILIX: On December 5, 2018, PagSeguro Brazil acquired 100% of the share capital and obtained the control of TILIX. The company provides software development for managing payment solutions for B2C and B2B.
•YAMÍ: On August 9, 2019, PagSeguro Brazil acquired 100% of the share capital and obtained the control of YAMÍ. The Company provides a back-office platform for e-commerce and marketplace.
•Zygo: On July 23, 2020, PagSeguro Brazil acquired 100% of the issued shares of Zygo. Management expects that this acquisition will allow PagSeguro to expand product and services offering (note 11). ZYGO is a multisided customer engagement and loyalty platform that enables micro, small and medium sized merchants to acquire, engage and grow their customer base by offering customized marketing and loyalty programs and providing consumer insights and analytics.
•BS Holding: is a holding company whose main objective is to acquire participations in other companies, mainly related to banking and financial services, as partner, shareholder or quota holder, as well as the management of these holdings. On January 4, 2019, BS Holding acquired 100% of BBN Banco Brasileiro de Negócios S.A. (renamed BancoSeguro S.A. in February 2019).
•BancoSeguro holds a license to provide financial services and its main products are the deposits of PagSeguro Group customers and the service offering of banking solutions for other companies in the Group.
PSHC: On March 18, 2021, PagSeguro Group constituted this holding company incorporated under PagSeguro Digital and additionally, in third quarter of 2021, PagSeguro Group established four new subsidiaries under PSHC.
•Pagseguro Chile, Pagseguro Colombia, Pagseguro Peru and PSGP Mexico. These companies didn’t operate in the year ended December 31, 2021. Their main objective is to develop all kinds of operations directly or indirectly related to the creation, implementations, and maintenance of technological platforms for payments and especially about e-commerce or the internet in their countries. They may act, directly or indirectly as a facilitator and/or agent within payment systems and digital and electronic payment ecosystems.